Stockholders’ Equity (Details)			6 Months Ended		12 Months Ended
	Mar. 28, 2024 $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Nov. 20, 2023 ¥ / shares
Stockholders’ Equity (Details) [Line Items]
Preference shares			1,000,000		1,000,000
Repurchase canceled			2,000,000
Agreement issued		2,800,000
Price per share (in Dollars per share) | $ / shares		$ 0.35
Proceeds from the private placement (in Dollars) | $		$ 980,000	$ 980,000
Ordinary share consummated	2,000,000
Issuance price per share (in Dollars per share) | (per share)	$ 0.0001					¥ 2.6
Statutory laws (in Dollars) | $			1,497,772		$ 1,497,771
Non-controlling interests (in Dollars) | $			$ 1,378,821		$ 130,220
SHYD Investment Management Limited [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary share, share issued			16,806,250
Repurchase amount (in Dollars) | $			$ 200
Ordinary share, share outstanding			16,806,250
SHYD Investment Management Limited [Member] | Mr. Xiaohong Yin [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership percentage			6.50%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
After tax net income			10.00%
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
After tax net income			50.00%
Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share, share issued			16,806,250
Ordinary Shares [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized	500,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary Shares [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized	5,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.0001
Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized			4,991,000,000		4,991,000,000
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary share, share issued			14,806,250		14,006,250
Ordinary share, share outstanding			14,806,250		14,006,250
Number of votes			one
Class A Ordinary Shares [Member] | Mr. Tao Ling [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership percentage			12.89%
Class A Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share, share issued			16,806,250
Issued shares			2,000,000
Class B Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized			8,000,000		8,000,000
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary share, share issued			2,000,000		0
Ordinary share, share outstanding			2,000,000		0
Number of votes			20
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member]
Stockholders’ Equity (Details) [Line Items]
Ownership percentage			100.00%
Class B Ordinary Shares [Member] | SHYD Investment Management Limited [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary share, share issued			2,000,000
Issued shares			2,000,000